Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.1%
Penn Series Flexibly Managed Fund*	155,379	$13,749,490
Penn Series Index 500 Fund*	768,920	30,380,025
Penn Series Large Cap Growth Fund*	197,125	7,013,721
Penn Series Large Cap Value Fund*	429,252	18,032,874
Penn Series Large Core Value Fund*	616,285	18,174,235
Penn Series Large Growth Stock Fund*	34,356	2,454,703
Penn Series Mid Cap Growth Fund*	121,938	4,778,730
Penn Series Mid Cap Value Fund*	82,594	2,273,815
Penn Series Mid Core Value Fund*	329,613	11,381,545
Penn Series Real Estate Securities Fund*	195,841	6,936,703
Penn Series Small Cap Growth Fund*	38,647	2,330,794
Penn Series Small Cap Index Fund*	291,105	9,245,479
Penn Series SMID Cap Growth Fund*	50,306	2,377,979
Penn Series SMID Cap Value Fund*	121,626	4,494,080
TOTAL AFFILIATED EQUITY FUNDS (Cost $89,776,699)		133,624,173

AFFILIATED FIXED INCOME FUNDS — 17.2%
Penn Series High Yield Bond Fund*	409,516	6,695,592
Penn Series Limited Maturity Bond Fund*	1,675,070	21,893,172
Penn Series Quality Bond Fund*	679,141	10,988,493
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $37,488,159)		39,577,257

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.2%
Penn Series Developed International Index Fund*	1,271,272	20,798,020
Penn Series Emerging Markets Equity Fund*	918,839	11,687,632
Penn Series International Equity Fund*	599,525	23,267,555
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $44,618,805)		55,753,207

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,179,530)	1,179,530	1,179,530
TOTAL INVESTMENTS — 100.0% (Cost $173,063,193)		$230,134,167
Other Assets & Liabilities — 0.0%		2,077
TOTAL NET ASSETS — 100.0%		$230,136,244

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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